Minimum Lease Payment under Noncancelable Operating Leases (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Operating Lease Liabilities Payments Due [Abstract]
2021	$ 2,195
2022	2,241
2023	2,288
2024	2,324
2025 and thereafter	5,770
Total minimum lease payments	14,818
Less imputed interest	(1,853)
Total present value of operating lease liabilities	$ 12,965	$ 13,736